RELATED PARTY TRANSACTIONS (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	£ 2,807,000	£ 1,419,000	£ 552,000
Matthew Shaw
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	75,955	36,769
Alex Appleton
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	587,960	308,359
Peter Wall
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	571,931	£ 566,591
Sarah Gow
RELATED PARTY TRANSACTIONS
Amounts payable, related party	33,782
Maria Perrella and Raghav Chopra
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	66,175,000
Compensation paid to related parties in respect to key management employee services	£ 96,653,000